Discontinued operation and Assets held for sale	12 Months Ended
Oct. 31, 2021
Discontinued operation and Assets held for sale [Abstract]
Discontinued operation and Assets held for sale
30 Discontinued operation and Assets held for sale

A.	SUSE business
The sale of the SUSE business was completed on March 15, 2019. The profit on disposal of the SUSE business for the year ended October 31, 2021 of $10.7 million (year ended October 31, 2020 profit $5.1 million; 2019 $1,487.2 million) related to adjustments in indemnification amounts owed to SUSE as part of the disposal agreement. The profit in the year ended October 31, 2020 related to the conclusion of the working capital settlement and adjustments in respect of income tax balances owed in respect of pre-transaction periods.

Discontinued operation – Financial performance

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Total	Total	Total
	$m	$m	$m
Revenue	-	-	127.0
Operating costs	-	-	(89.3)
Operating profit	-	-	37.7
Share of results of associate	-	-	(0.3)
(Loss)/profit on disposal of the SUSE business	10.7	(3.0)	1,767.9
(Loss)/profit before taxation	10.7	(3.0)	1,805.3
Taxation	-	8.1	(318.1)
Profit for the year from discontinued operation	10.7	5.1	1,487.2

The cash flow statement shows amounts related to the discontinued operations:

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Net cash inflows from operating activities	-	-	18.6
Net cash outflows from investing activities	-	1.3	-
Net cash flows from financing activities	-	-	-

On March 15, 2019, the Group disposed of the SUSE business for $2,540.3 million. Details of net assets disposed of and the profit on disposal are as follows:

Carrying value pre-disposal
$m
Non-current assets classified as held for sale	989.8
Current assets classified as held for sale	127.3
Current liabilities classified as held for sale	(288.5)
Non-current liabilities classified as held for sale	(177.3)
Net assets disposed	651.3

The profit on disposal was calculated as follows:

$m
Disposal proceeds	2,540.3
Costs to sell recognized in the year	(45.3)
Disposal proceeds, less costs to sell recognized in the year	2,495.0
Net assets disposed	(651.3)
Profit on disposal	1,843.7
Cumulative exchange gain in respect of the net assets of the subsidiaries, reclassified from equity on disposal	(75.8)
Profit on disposal	1,767.9

The profit on disposal is reflected in the prior year in profit for the year from discontinued operations in the Consolidated statement of comprehensive income. All cash flows occurred in the prior year.

The inflow of cash and cash equivalents on the disposal of the SUSE business is calculated as follows:

$m
Disposal proceeds, less total costs to sell	2,495.0
Cash disposed	(21.5)
Investing cash flows generated from discontinued operations, net of cash disposed	2,473.5

B.	Archiving and Risk Management portfolio

On November 3, 2021, the Group announced the agreement of definitive terms to sell its Archiving and Risk Management portfolio (the “Digital Safe business”) to Smarsh Inc., for a total cash consideration of $375 million (subject to customary completion accounts adjustments based on net debt and working capital) which is payable in full on completion of the transaction. On January 31,2022 the sale was completed.

As a consequence, the assets and liabilities of the Digital Safe business have been classified as held for sale in these financial statements.

The Digital Safe business forms part of the IM&G Product Group and includes the Digital Safe products and the complementary offerings of Social Media Governance, Supervisor and eDiscovery.

Net assets classified as held for sale

	Year ended October 31, 2021
Reported in:	Current Assets	Current liabilities	Total
	$m	$m	$m
Digital Safe	370.3	68.4	301.9

The net asset assets classified as held for sale relating to the disposal of Digital Safe are detailed in the tables below. These include non-current assets and non-current liabilities that are shown as current assets and liabilities in the Consolidated statement of financial position.

	Note	Year ended October 31, 2021 $m
Non-current assets
Goodwill	10	147.2
Other Intangible assets (including purchased software)	11	182.1
Property, plant and equipment (including right-of-use assets)	12,19	11.5
Other non-current assets		0.1
		340.9
Current assets
Trade and other receivables		24.6
Other current assets		4.8
		29.4
Total assets held for sale		370.3

Current liabilities
Trade and other payables		1.8
Lease obligations	19	3.1
Contract liabilities		4.8
Other current liabilities		3.0
		12.7
Non-current liabilities
Deferred tax liabilities	7	45.5
Lease obligations	19	8.3
Contract liabilities		0.5
Other non-current liabilities		1.4
		55.7
Total liabilities held for sale		68.4

Allocation of assets and liabilities to the Digital Safe business and held for sale
Assets and liabilities related to the Digital Safe business are included as held for sale where they can be allocated directly, or allocated on a reasonable and consistent basis to the Digital Safe business.

Goodwill and intangible assets allocated to the Digital Safe business.
Trade names and acquired technology related intangibles were separately valued as part of the HPE software business acquisition and are included based on their current carrying values.

Customer relationships were valued at an IM&G level as part of the HPE software business therefore an allocation to the Digital Safe business based on a relative value of the Digital Safe business versus the total value of IM&G has been performed.

The goodwill allocated to the Digital Safe business has been allocated based on a relative value of the Digital Safe business versus the total Micro Focus Product Portfolio. Information on the basis of the Group’s value in use, used in the allocations for goodwill and customer relationships, including the key assumptions made are included in note 10, Goodwill. We have considered the sensitivity of the allocation to these key assumptions and no reasonably possible movements would result in a material change in the allocation.